Taxation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation [Line Items]
Loss before income tax	€ (13,706)	€ (30,857)	€ (27,313)
Non-cash fair value gains	720	6,900
Income tax charge	€ 156	€ 1,916	€ 1,435
Statutory tax rate	12.50%	12.50%	12.50%
Rate of applicable	25.00%
Deferred tax assets	€ 3,900	€ 11,000
Ireland [Member]
Taxation [Line Items]
Statutory tax rate	21.00%	21.00%	21.00%	21.00%
Tax rate	12.50%
Quality Industrial Corp. [Member]
Taxation [Line Items]
Income tax charge	€ 20
Tax charge related to subsidiary	€ 20